Segment Reporting	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Segment Reporting [Abstract]
Segment Reporting

Note 17. Segment Reporting

The Company operates in a single operating segment: the design, development, marketing, and sale of omni-directional treadmills, accessories, and related services to consumer and commercial customers. This single operating segment has been identified based on internal management structure and reporting to the Company’s Chief Operating Decision Maker (“CODM”), the Company’s Chief Executive Officer.

The Company’s CODM evaluates segment performance based on the revenues, gross profit and operating loss of the segment and uses internal financial statements to make decisions regarding resource allocation. Revenues, gross profit and operating loss used by the CODM are presented on the accompanying consolidated statements of operations. The measure of segment assets is represented as total assets presented on the accompanying consolidated balance sheets. While there are intercompany transactions between consolidated entities, these are eliminated in consolidation and do not impact the Company’s single segment presentation.

The Company has not identified any reportable segments other than the single operating segment discussed.

Note 17. Segment Reporting

The Company operates in a single operating segment: the design, development, marketing, and sale of omni-directional treadmills, accessories, and related services to consumer and commercial customers. This single operating segment has been identified based on internal management structure and reporting to the Company’s Chief Operating Decision Maker (“CODM”), the Company’s Chief Executive Officer.

The Company’s CODM evaluates segment performance based on the revenues, gross profit and operating loss of the segment and uses internal financial statements to make decisions regarding resource allocation. Revenues, gross profit and operating loss used by the CODM are presented on the accompanying consolidated statements of operations. The measure of segment assets is represented as total assets presented on the accompanying consolidated balance sheets. While there are intercompany transactions between consolidated entities, these are eliminated in consolidation and do not impact the Company’s single segment presentation.

The Company has not identified any reportable segments other than the single operating segment discussed.